Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule of classification and linkage terms of the financial instruments

	NIS	USD	Other	Total
December 31, 2024
Cash	13,035	297,577	6,557	317,169
Bank deposits	91,069	349,721	—	440,790
Restricted deposits	428	389	488	1,305
Trade receivables (net)	56	4,449	4,636	9,141
Other receivables	882	341	2,165	3,388
Investment in securities	—	86,190	—	86,190
	105,470	738,667	13,846	857,983
Financial liabilities at amortized cost	(8,188)	(9,657)	(7,196)	(25,041)
Total net financial assets	97,282	729,010	6,650	832,942

December 31, 2023
Cash	24,537	278,993	6,041	309,571
Bank deposits	110,881	431,086	—	541,967
Restricted deposits	555	386	—	941
Trade receivables (net)	67	8,193	4,450	12,710
Other receivables	5,126	2,935	1,452	9,513
Investment in securities	—	138,446	—	138,446
	141,166	860,039	11,943	1,013,148
Financial liabilities at amortized cost	(9,415)	(10,019)	(11,161)	(30,595)
Total net financial assets	131,751	850,020	782	982,553

Schedule of sensitivity analysis of changes to profit (loss) and equity in the exchange rate

	2023	2024
Increase at a rate of 5%	6,588	4,864
Increase at a rate of 10%	13,175	9,728
Decrease at a rate of 5%	(6,588)	(4,864)
Decrease at a rate of 10%	(13,175)	(9,728)

Schedule of carrying amounts of certain financial assets and liabilities

December 31, 2024

	Level 1	Level 2	Total
Financial assets:
Traded shares	86,190	—	86,190
Total assets:	86,190	—	86,190
Financial liabilities:
Total liabilities	—	—	—

December 31, 2023

	Level 1	Level 2	Total
Financial assets:
Traded shares	138,446	—	138,446
Total assets:	138,446	—	138,446
Financial liabilities:
Liability in respect of warrants	—	56	56
Total liabilities	—	56	56
Presented under current liabilities	—	56	56

Schedule of the repayment dates of financial liabilities based on the contractual terms in undiscounted amounts

		More than
	First year	a year	Total
December 31, 2024
Trade payables	4,249	—	4,249
Other payables	8,242	—	8,242
Lease liabilities	3,968	6,547	10,515
Bank loan	138	276	414
Liability in respect of government grants	167	843	1,010
	16,764	7,666	24,430
December 31, 2023
Trade payables	4,696	—	4,696
Other payables	9,838	—	9,838
Financial derivatives and deferred consideration	56	—	56
Lease liabilities	4,473	8,742	13,215
Bank loan	38	595	633
Liability in respect of government grants	262	1,895	2,157
	19,363	11,232	30,595